1933 Act/Rule 497(j)


                                     May 2, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   Phoenix-Oakhurst Strategic Allocation Fund
      Registration No. 33-9069

To the Commission Staff:

      In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant, filed electronically on May 1, 2002.


                                     Very truly yours,
                                     /s/ Pamela S. Sinofsky
                                     Pamela S. Sinofsky